Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Corporation Recognized Right-of-Use Assets and Liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Corporation Recognized Right-of-Use Assets and Liabilities [Line Items]
Cost Balance, at Beginning	S/ 119,495	S/ 98,391	S/ 109,517
Accumulated depreciation and impairment Balance, at Beginning	(69,288)	(50,674)	(44,999)
Carrying amounts, Beginning	50,207	47,717	64,518
Carrying amounts, at Ending	36,295	50,207	47,717
Additions	3,792	21,567	13,931
Reclassifications		(223)
Deconsolidation			(24,167)
Disposals			(364)
Reclassifications	(2,891)		(33)
Translations adjustments	180	(240)	(493)
Cost Balance, at Ending	120,576	119,495	98,391
Depreciation charge	(17,834)	(18,709)	(23,699)
Deconsolidation			17,535
Disposals			364
Reclassifications	2,880	(33)	33
Translations adjustments	(39)	128	92
Accumulated depreciation Balance, at Ending	(84,281)	(69,288)	(50,674)
Buildings [Member]
Schedule of Corporation Recognized Right-of-Use Assets and Liabilities [Line Items]
Cost Balance, at Beginning	67,463	61,596	75,849
Accumulated depreciation and impairment Balance, at Beginning	(31,436)	(21,824)	(24,980)
Carrying amounts, Beginning	36,027	39,772	50,869
Carrying amounts, at Ending	27,969	36,027	39,772
Additions	910	6,295	8,260
Reclassifications		(188)
Deconsolidation			(21,117)
Disposals			(364)
Reclassifications	(1,511)		(589)
Translations adjustments	130	(240)	(443)
Cost Balance, at Ending	66,992	67,463	61,596
Depreciation charge	(8,841)	(9,672)	(12,589)
Deconsolidation			14,701
Disposals			364
Reclassifications	1,291	(68)	588
Translations adjustments	(37)	128	92
Accumulated depreciation Balance, at Ending	(39,023)	(31,436)	(21,824)
Machinery and equipments [Member]
Schedule of Corporation Recognized Right-of-Use Assets and Liabilities [Line Items]
Cost Balance, at Beginning	26,458	19,671	19,344
Accumulated depreciation and impairment Balance, at Beginning	(20,841)	(16,613)	(12,604)
Carrying amounts, Beginning	5,617	3,058	6,740
Carrying amounts, at Ending	3,811	5,617	3,058
Additions	2,839	6,344	317
Reclassifications		443
Deconsolidation
Disposals
Reclassifications	(1,183)		10
Translations adjustments	50
Cost Balance, at Ending	28,164	26,458	19,671
Depreciation charge	(4,914)	(4,169)	(5,355)
Deconsolidation
Disposals
Reclassifications	1,404	(59)	1,346
Translations adjustments	(2)
Accumulated depreciation Balance, at Ending	(24,353)	(20,841)	(16,613)
Vehicles [Member]
Schedule of Corporation Recognized Right-of-Use Assets and Liabilities [Line Items]
Cost Balance, at Beginning	25,574	17,124	14,324
Accumulated depreciation and impairment Balance, at Beginning	(17,011)	(12,237)	(7,415)
Carrying amounts, Beginning	8,563	4,887	6,909
Carrying amounts, at Ending	4,515	8,563	4,887
Additions	43	8,928	5,354
Reclassifications		(478)
Deconsolidation			(3,050)
Disposals
Reclassifications	(197)		546
Translations adjustments			(50)
Cost Balance, at Ending	25,420	25,574	17,124
Depreciation charge	(4,079)	(4,868)	(5,755)
Deconsolidation			2,834
Disposals
Reclassifications	185	94	(1,901)
Translations adjustments
Accumulated depreciation Balance, at Ending	S/ (20,905)	S/ (17,011)	S/ (12,237)